Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,882,754.44
Previously Paid Amount	0.00
Total Fee Amount	7,717.41
Total Offset Amount	0.00
Net Fee	$ 7,717.41
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A